Finance Income and Costs	12 Months Ended
Dec. 31, 2017
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Finance Income and Costs
33.	Finance Income and Costs

Details of finance income and costs for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Finance income
Interest income	￦	210,193	182,475	212,451
Dividend income		183,712	41,000	92,962
Gain on foreign currency transactions		1,025,240	1,032,552	785,616
Gain on foreign currency translations		466,090	377,723	564,016
Gain on derivatives transactions		366,482	316,524	210,727
Gain on valuations of derivatives		155,334	147,111	64,735
Gain on disposals of available-for-sale financial assets		139,136	130,830	425,684
Others		10,886	3,765	16,476

	￦	2,557,073	2,231,980	2,372,667

Finance costs
Interest expenses	￦	(788,772)	(658,726)	(653,115)
Loss on foreign currency transactions		(1,157,161)	(1,147,192)	(756,654)
Loss on foreign currency translations		(716,722)	(405,391)	(422,880)
Loss on derivatives transactions		(343,118)	(338,314)	(236,273)
Loss on valuation of derivatives		(72,133)	(162,676)	(226,487)
Impairment loss on available-for-sale financial assets		(142,781)	(248,404)	(123,214)
Others		(166,367)	(53,487)	(65,654)

	￦	(3,387,054)	(3,014,190)	(2,484,277)